ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
12.	ACCRUED LIABILITIES
All figures in USD '000	2015	2014
Accrued Interest	1,639	1,452
Accrued Expenses	7,938	4,481
Deferred revenue	-	2,654
Total as of December 31,	9,577	8,587